Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Transactions were Carried Out with Related Parties

	2024	2023	2022

Sales of services
Associates (legal and administrative services) (a)	11	153	86
Entity controlled by management personnel (b)	—	6	3
	11	159	89
Purchases of goods and services
Associates (transaction services) (b)	(2,642)	(3,207)	(1,800)
	(2,642)	(3,207)	(1,800)

(a)Related to services provided to Trinks, APP, and Tablet Cloud in 2023 and 2024, as well as Banco Inter S.A. (“Banco Inter”), Zurich Brasil Companhia de Seguros (“Zurich”), and Genova Corretora de Seguros ltda. (“Genova”) in 2023.
(b)Related mainly to expenses paid to Trinks, RH Software, APP, Agilize, Tablet Cloud, and Neomode in 2023 and 2024, as well as Banco Inter in 2023 for consulting services, marketing expenses, sales commissions, and software licenses for new customer acquisition.

Summary of Balances Outstanding at the End of Reporting Period

	December 31, 2024	December 31, 2023

Loans to associate	613	2,512
Receivables from related parties	613	2,512

Summary of Compensation Expense

	2024	2023	2022

Short-term benefits	70,790	64,904	45,169
Share-based payments (Note 20.4)	66,523	86,215	64,038
	137,313	151,119	109,207